Commitments and Contingencies	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 4 - Commitments and Contingencies

Legal Proceedings

Cromongen Biotechnology Corporation vs. Earth Science Tech, Inc. The Company is engaged in a legal controversy with a former supplier, Cromogen Biotechnology Corporation (“Cromogen”). The controversy is a matter involving a distribution agreement and the alleged actions outside of the distribution agreement by prior management. The Company claimed that Cromogen did not perform in accordance with its contract to supply high quality hemp oil to the Company on a consistent and timely manner. In accordance with the arbitration clause stipulated to in the distribution agreement, the parties agreed to arbitrate any controversy arising out of the distribution agreement. Notwithstanding the fact that their agreement to arbitrate was limited to disputes arising out of the agreement, Cromogen counterclaimed damages from lost business due to prior managements’ failure to forward samples of CBD oil to another potential customer of Cromogen’s, something that had not been covered by the distribution agreement. In the arbitration proceeding, the Company filed a counterclaim and affirmative defenses to Cromogen’s claims for damages. The Company also filed a legal action in the courts of Florida against Cromogen, its principals and related companies, wherein fraud is alleged in connection with Cromogen’s representations regarding the formulation and quality of the hemp oil supplied. The legal action in the Florida courts has been stayed by court order.

Since then the arbitration panel issued an award in favor of Cromogen (the “Award”) on June 8, 2018. The Award denied the Company’s counterclaims and certain of Cromogen’s claims. However, the Award was ultimately in favor of Cromogen on three issues which came in at a total of $3,994,522.55. This consisted of a sum for breach of contract against the Company in the amount of $120,265.00, a sum for costs and fees against the Company in the amount of $111,057.55 and a sum for the claim of tortuous interference and conversion against the Company in the amount of $3,763,200.00 based on alleged lost profits based on the claimed lost contract that would have allegedly resulted in business of $48 million in revenue for Cromogen. On December 17, 2018, after the issuance of a Federal Magistrate’s Report and Recommendations, the Company received notice that the District Court in Florida, had confirmed the Award that had been previously granted by the arbitration panel, denying however, the award of fees that the arbitration panel had granted Cromogen. The Company believes that the arbitration panel exceeded the scope of its authority in ruling on the tort matter on at least two grounds. First, the claim for tortuous interference and conversion do not involve the parties’ performance under the distribution agreement nor were such extra-contractual matters covered by the language in the arbitration clause. The only way to reach that conclusion is for the arbitration panel to broaden its scope to include them. As such, it is the Company’s position that the arbitration panel exceeded the scope of its authority in hearing and ruling on the tort claims. Second, as a matter of law, the allowance of the tort claims violates the economic loss principles in contract law in the State of New York; and because of the forgoing reasons, among others, the court erred in failing to vacate the tort portions of the Award. This matter is now on appeal and the Company is optimistic about its prospects on appeal because of several recent cases in the jurisdiction where lower courts’ judgments confirming arbitration awards have been overturned because the arbitrators exceeded the scope of their authority. Nevertheless, the outcome remains speculative and as such (although argument has been made that only the breach of contract portion of damages should be accrued), the Company elected not to modify the reserve previously established as “accrued settlement” until the matter is either resolved on appeal or by the receiver.

Additionally, notwithstanding its prospects for success on appeal, faced with such a large judgment, the Company considered its options and settled on the appointment of a receiver and putting the Company into receivership. On January 11, 2019 the Company received notice that Strongbow Advisors, Inc., and Robert Stevens (the “Receiver”) had been appointed as receiver by the Nevada District Court, Clark County Nevada in Case No. A-18-784952-C. In addition to appointing the Receiver, the Court issued a Writ of Injunction or “Blanket Stay” covering the Company and its assets during the time that the Company is in receivership. The Blanket Stay will remain in place unless otherwise waived by the Receiver, or it is vacated by the Court or alternatively, lifted by the Court, upon a “motion to lift stay” duly made and approved by the Nevada District Court. The purpose of the “Blanket Stay” is to protect the estate and prevent interference with its administration while the Company’s financial issues are fully analyzed and resolved. As part of this process, creditors will be notified and required to provide claims in writing under oath on or before the deadline stated in the notice provided by the Receiver or those claims will be barred under NRS §78.675.

The Registrant determined that it was in its best interest and those of its shareholders and creditors to seek protection under receivership after evaluating its options following the order for judgment in favor of Cromogen in the matter entitled Cromogen Biotechnology Corporation vs. Earth Science Tech, Inc.. The appointment of Strongbow Advisors, Inc. and Robert Stevens as Receiver was approved unanimously by the Registrant’s Board of Directors and a majority of its debt holders. Strongbow and Stevens were selected because of their reputation of helping companies restructure and continue to execute on their business plans, albeit under a debt and capital structure that allows them to succeed. Unlike many receivers who simply look to wind up the affairs of a company and liquidate its assets, Stevens and Strongbow have built a reputation and differentiated themselves by assisting companies with financings and working in the capital markets to help companies raise the capital needed not only to pay debts but to build and grow their businesses. As a result, they are almost hyper-vigilant in protecting their companies’ shareholders and are not focused solely on creditors.

About Strongbow Advisors, Inc.

After lengthy discussions with its principal, Robert Stevens, and after having had an opportunity to research the history of some of the companies for which he and his firm were judicially appointed as receiver, Earth Science’s management is optimistic about having Strongbow Advisors serve as its Receiver. As stated, unlike many receivers who take a liquidation approach to their judicial roles, Stevens has a pragmatic philosophy of helping companies to restructure and use, what is generally considered, a negative situation as an opportunity for them to become better, stronger, more vibrant, operating companies. Stevens has a firm commitment to protecting creditors and shareholders alike; however, it’s his attention to an enterprise as a whole and in particular on the business’ shareholders that truly differentiates Strongbow Advisors and him from other receivers.

In his role as receiver, Stevens has reorganized companies that emerge from receivership having fully settled all of their liabilities and recovered significant value for their shareholders, to continue as stronger successful companies. As an example, in one case we reviewed, while in receivership the company was not only able to raise capital and pay its creditors in full, it was also able to recover all of the value for the investing shareholders dating back to its IPO in 2008; and in that case, those IPO investors had not only not lost money, but were able to realize substantial returns on their investments as shareholders.

In short, Stevens has a breadth of experience as a receiver helping companies and their creditors, shareholders and other constituents who have effectively “found themselves with lemons,” to “make high quality lemonade.” As such Earth Science is optimistic that it will be another one of Strongbow’s success stories.

Lease Agreements

On August 14, 2017, the Company entered into an office lease covering its new Doral, Florida headquarters, with landlord Doral Flex. The Lease term is for 37 months commencing on September 1, 2017 and ending on September 30, 2020. The monthly rent, including sales tax is $1,990, $2,056 and $2,124 for the years ending 9/30/2018, 9/30/2019 and 9/30/2020 respectively. A deposit of $6,191 was tendered to secure the lease. Rent expense for the three months and nine months ended December 31, 2018 were $6,996 and $20,218 respectively.

Note 6 - Commitments and Contingencies

Legal Proceedings

Cromongen Biotechnology Corporation vs. Earth Science Tech, Inc. The Company is engaged in a legal controversy in arbitration with a former supplier, Cromogen Biotechnology Corporation (“Cromogen”). The Company claimed that Cromogen did not perform in accordance with its contract to supply high quality hemp oil to the Company on a consistent and timely manner. In accordance with the arbitration clause stipulated by the contract, in the arbitration proceeding, the Company filed a counterclaim and affirmative defenses to Cromogen’s claims for damages. The Company also filed a legal action in the courts of Florida against Cromogen, its principals and related companies, wherein fraud is alleged in connection with Cromogen’s representations regarding the formulation and quality of the hemp oil supplied. The legal action in the Florida courts has been stayed by court order.

Since then the Company has received a copy of the Final Award (the “Award”) from the Arbitration Panel that was rendered June 8, 2018. The Award denied the Company’s counterclaims and certain of Cromogen’s claims. However, the Award was ultimately in favor of Cromogen on three issues which came in at a total of $3,994,522.55. This consisted of a sum for breach of contract against the Company in the amount of $120,265.00, a sum for costs and fees against the Company in the amount of $111,057.55 and a sum for the claim of tortuous interference and conversion against the Company in the amount of $3,763,200.00 based on alleged lost profits based on the claimed lost contract that would have allegedly resulted in business of $48 million in revenue for Cromogen. The Award has not been confirmed; and in reviewing it, the Company’s counsel found significant problems with the calculations based on Cromogen’s own numbers that it believes is will be successful in disputing either pursuant to a motion before the Arbitration Panel or at such time as Cromogen seeks to have the Award confirmed in court. Regardless of the Award, the Company intends to vigorously dispute the confirmation of the Award and although there can be no assurances, is optimistic because of the basis for appeal that its counsel has identified Management has consulted with legal counsel and has recorded an estimated accrual based on the probability of an arbitration award and legal fees against the Company of $231,323 as of March 31, 2018.

In May of 2016, Earth Science Tech entered into a contract with Greenlink Software Services, LLC, aka Digital Exchange, as Earth Science Tech’s merchant service processor. In September of 2017, Digital Exchange closed their business and Earth Science moved to T1 Payments as their merchant processor. As of September 2017, Digital Exchange owes Earth Science Tech $74,918.86 in undisbursed bank holds and sales. Currently, Earth Science Tech is in negotiations with Digital Exchange, and both parties’ legal representatives in an attempt to resolve this matter. We are uncertain of the amount of monies that will be received.

Consulting Agreement

Effective May 1, 2015, the Company entered into a Product Development and Marketing Agreement with Majorca Group, Inc. (“Developer”) a principal stockholder for cash compensation equal to 15% of certain net sales. Under the Agreement, the Company engaged Majorca to assist with the development and marketing of new product lines and to effect introductions of business prospects to the Company. This Agreement shall terminate on the 30th day of April, 2018 and is renewable for a second term of three years at the option of the Developer by 60-day notice to the Company prior to the expiration of the first term.

Lease Agreements

On August 14, 2017, the Company entered into an office lease covering its new Doral, Florida headquarters, with landlord Doral Flex. The Lease term is for 37 months commencing on September 1, 2017 and ending on September 30, 2020. The monthly rent, including sales tax is $1,990, $2,056 and $2,124 for the years ending 9/30/2018, 9/30/2019 and 9/30/2020 respectively. A deposit of $6,191 was tendered to secure the lease. Rent expense for the years ending March 1, 2018 and 2017 was $15,098 and $19,942 respectively.